Inventory (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Inventory [Table Text Block]
	2013	2012
Finished goods, net	$526,810	$610,421
Raw materials	552,780	671,232
	$1,079,590	$1,281,653

Schedule of Inventory Obsolescence Provision [Table Text Block]
Inventory Obsolescence Provision	2013	2012	2011

Balance at beginning of year	$115,413	$117,320	$118,652
Obsolescence provision	242,717	88,883	600,358
Write-off of inventory	(229,024)	(90,790)	(601,690)
Balance at end of year	$129,106	$115,413	$117,320